Deferred Financing Fees - Additional Information (Details)		3 Months Ended		12 Months Ended
	Jul. 10, 2020 $ / shares shares	Sep. 30, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Sep. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 17, 2022 $ / shares	Jun. 28, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jul. 10, 2020 $ / shares
Deferred financing fees [Line Items]
Warrants issued | shares	2,106,290	10,000,000	4,838,707	4,838,707	4,838,707	16,140,999
Warrant exercise price | (per share)	$ 0.5	$ 1.22	$ 1.09		$ 1.18	$ 1.05	$ 1.4	$ 1.29		$ 1.27	$ 1.32	$ 1.24	$ 0.39	$ 0.49	$ 0.39
GEM Global Yield LLC [Member]
Deferred financing fees [Line Items]
Note issued				$ 2,000,000	$ 1,418,880
Warrants issued | shares				2,106,290	2,106,290
Warrant exercise price | $ / shares									$ 0.5
Prepaid financing fee | $					$ 1,390,151
Deferred financing costs | $					$ 2,809,031